SHARE BASED COMPENSATION - Schedule of Stock Based Compensation (Details)					12 Months Ended
		Dec. 05, 2025 USD ($) $ / shares	Feb. 03, 2025 USD ($) $ / shares	Dec. 05, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares		Dec. 31, 2024 USD ($) $ / shares
Employee Grant Shares [Member]
SHARE BASED COMPENSATION - Schedule of Stock Based Compensation (Details) [Line Items]
Number of shares, Beginning balance					0		0
Weighted average exercise price, Beginning balance | $ / shares	[1]				$ 0		$ 0
Weighted average grant date FV, Beginning balance | $	[1]				$ 0		$ 0
Number of shares, Granted							4,105
Weighted average exercise price, Granted | $ / shares	[1],[2]						$ 0.02385
Weighted average grant date FV, Granted | $	[1]						$ 38
Number of shares, Cancelled/forfeited							0
Weighted average exercise price, Cancelled/forfeited | $ / shares	[1]						$ 0
Weighted average grant date FV, Cancelled/forfeited | $	[1]						$ 0
Number of shares, Vested							4,105
Weighted average exercise price, Vested | $ / shares	[1],[2]						$ 0.02385
Weighted average grant date FV, Vested | $	[1]						$ 38
Number of shares, Ending balance							0
Weighted average exercise price, Ending balance | $ / shares	[1]						$ 0
Weighted average grant date FV, Ending balance | $	[1]						$ 0
2023 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Stock Based Compensation (Details) [Line Items]
Number of shares, Beginning balance	[3]				0		0
Weighted average exercise price, Beginning balance | $ / shares	[3]				$ 0		$ 0
Weighted average grant date FV, Beginning balance | $	[3]				$ 0		$ 0
Number of shares, Granted	[3]			48,000			18,000
Weighted average exercise price, Granted | $ / shares	[3],[4]			$ 0.000015			$ 0.000015
Weighted average grant date FV, Granted | $	[3]			$ 92			$ 92
Number of shares, Cancelled/forfeited	[3]						0
Weighted average exercise price, Cancelled/forfeited | $ / shares	[3]						$ 0
Weighted average grant date FV, Cancelled/forfeited | $	[3]						$ 0
Number of shares, Vested	[3]						66,000
Weighted average exercise price, Vested | $ / shares	[3],[4]						$ 0.000015
Weighted average grant date FV, Vested | $	[3]						$ 92
Number of shares, Ending balance	[3]						0
Weighted average exercise price, Ending balance | $ / shares	[3]						$ 0
Weighted average grant date FV, Ending balance | $	[3]						$ 0
2024 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Stock Based Compensation (Details) [Line Items]
Number of shares, Beginning balance	[1]				0
Weighted average exercise price, Beginning balance | $ / shares	[1]				$ 0
Weighted average grant date FV, Beginning balance | $	[1]				$ 0
Number of shares, Granted	[1]	27,000	43,000
Weighted average exercise price, Granted | $ / shares	[1],[5]	$ 0.000015	$ 0.000015
Weighted average grant date FV, Granted | $	[1]	$ 10	$ 90
Number of shares, Cancelled/forfeited	[1]				0
Weighted average exercise price, Cancelled/forfeited | $ / shares	[1]				$ 0
Weighted average grant date FV, Cancelled/forfeited | $	[1]				$ 0
Number of shares, Vested	[1]				70,000
Weighted average exercise price, Vested | $ / shares	[1],[5]				$ 0.000015
Weighted average grant date FV, Vested | $	[1]				$ 90
Number of shares, Ending balance	[1]				0		0
Weighted average exercise price, Ending balance | $ / shares	[1]				$ 0		$ 0
Weighted average grant date FV, Ending balance | $	[1]						$ 0
2025 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Stock Based Compensation (Details) [Line Items]
Number of shares, Beginning balance	[1]				0
Weighted average exercise price, Beginning balance | $ / shares	[1]				$ 0
Weighted average grant date FV, Beginning balance | $	[1]				$ 0
Number of shares, Granted	[1]	130,000
Weighted average exercise price, Granted | $ / shares	[1],[5]	$ 0.00001
Weighted average grant date FV, Granted | $	[1]	$ 10
Number of shares, Vested	[1]				130,000
Weighted average exercise price, Vested | $ / shares	[1],[5]				$ 0.00001
Weighted average grant date FV, Vested | $	[1]				$ 10
Number of shares, Ending balance	[1]				0		0
Weighted average exercise price, Ending balance | $ / shares	[1]				$ 0		$ 0
Weighted average grant date FV, Ending balance | $	[1]				$ 0		$ 0
Transfer shares from treasury shares [Member]
SHARE BASED COMPENSATION - Schedule of Stock Based Compensation (Details) [Line Items]
Number of shares, Beginning balance	[3]				0
Weighted average exercise price, Beginning balance | $ / shares	[3]				$ 0
Weighted average grant date FV, Beginning balance | $	[3]				$ 0
Number of shares, Granted	[3]				1,112
Weighted average exercise price, Granted | $ / shares	[3],[6]				$ 0.0008993
Weighted average grant date FV, Granted | $	[3]				$ 47.5
Number of shares, Cancelled/forfeited	[3]				0
Weighted average exercise price, Cancelled/forfeited | $ / shares	[3]				$ 0
Weighted average grant date FV, Cancelled/forfeited | $	[3]				$ 0
Number of shares, Vested	[3]				1,112
Weighted average exercise price, Vested | $ / shares	[3],[6]				$ 0.0008993
Weighted average grant date FV, Vested | $	[3]				$ 47.5
Number of shares, Ending balance	[3]				0		0
Weighted average exercise price, Ending balance | $ / shares	[3]				$ 0		$ 0
Weighted average grant date FV, Ending balance | $	[3]				$ 0		$ 0
FMW Media Works LLC [Member]
SHARE BASED COMPENSATION - Schedule of Stock Based Compensation (Details) [Line Items]
Number of shares, Beginning balance	[3]				0
Weighted average exercise price, Beginning balance | $ / shares	[3]				$ 0
Weighted average grant date FV, Beginning balance | $	[3]				$ 0
Number of shares, Granted	[3]				16,000
Weighted average exercise price, Granted | $ / shares	[3],[7]				$ 0.0000625
Weighted average grant date FV, Granted | $	[3]				$ 19.1
Number of shares, Cancelled/forfeited	[3]				0
Weighted average exercise price, Cancelled/forfeited | $ / shares	[3]				$ 0
Weighted average grant date FV, Cancelled/forfeited | $	[3]				$ 0
Number of shares, Vested	[3]				4,000
Weighted average exercise price, Vested | $ / shares	[3],[7]				$ 0.0000625
Weighted average grant date FV, Vested | $	[3]				$ 19.1
Number of shares, Ending balance	[3]				12,000		0
Weighted average exercise price, Ending balance | $ / shares	[3]				$ 0.0000625	[7]	$ 0
Weighted average grant date FV, Ending balance | $	[3]				$ 19.1		$ 0

[1]	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
[2]	The weighted average exercise price of USD 0.02385 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.
[3]	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
[4]	The weighted average exercise price of USD 0.0000015 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.
[5]	The weighted average exercise price of USD 0.000015 and USD 0.00001 are calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.
[6]	The weighted average exercise price of USD 0.0008993 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.
[7]	The weighted average exercise price of USD 0.0000625 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.